Equity Plans and Stock-based Compensation - Outstanding Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Stock Options Outstanding
Balance at beginning of period (in shares)		14,256,697	18,101,584	20,178,784	18,208,313
Granted (in shares)		2,075,398	758,528	726,309	5,829,698
Exercised (in shares)		(57,036)	(3,213,024)	(1,966,532)	(1,750,822)
Cancelled/forfeited/expired (in shares)		(362,967)	(1,390,391)	(836,977)	(2,108,405)
Balance at end of period (in shares)		15,912,092	14,256,697	18,101,584	20,178,784	18,208,313
Options exercisable, Number of options (in shares)		12,216,812	11,822,253
Stock Options Weighted Average Exercise Price
Balance at beginning of period (in dollars per share)		$ 4.32	$ 4.08	$ 3.81	$ 3.42
Granted (in dollars per share)		1.50	7.70	10.42	4.89
Exercised (in dollars per share)		1.98	3.02	3.36	2.40
Cancelled/forfeited/expired (in dollars per share)		6.67	6.04	4.65	4.61
Balance at end of period (in dollars per share)		3.91	4.32	$ 4.08	$ 3.81	$ 3.42
Options exercisable, Weighted average exercise price per share (in dollars per share)		$ 3.96	$ 3.87
Stock Option Activity, Additional Disclosures
Options outstanding, Weighted average remaining contractual term		5 years 7 months 6 days	5 years 6 months	5 years 6 months	7 years 4 months 24 days	7 years 7 months 6 days
Options exercisable, Weighted average remaining contractual term		4 years 6 months	4 years 10 months 24 days
Options outstanding, Aggregate intrinsic value (in USD)		$ 372	$ 9,469	$ 87,425	$ 65,056	$ 34,723
Options exercisable, Aggregate intrinsic value (in USD)		$ 331	$ 9,469
CEO Time-Based Awards at $10 to $25
Number of Stock Options Outstanding
Balance at beginning of period (in shares)			2,677,500
Balance at end of period (in shares)	2,677,500	2,677,500		2,677,500
Milestone Options
Number of Stock Options Outstanding
Balance at beginning of period (in shares)			669,375
Balance at end of period (in shares)	669,375	669,375		669,375
Equity Awards
Number of Stock Options Outstanding
Balance at beginning of period (in shares)		1,840,784
Balance at end of period (in shares)		2,008,124	1,840,784
Stock Options Weighted Average Exercise Price
Options exercisable, Weighted average exercise price per share (in dollars per share)		$ 19.61	$ 19.61